Performance Management	Oct. 31, 2025
Mast Managed Futures Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, and the Credit Suisse Managed Futures Liquid Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Effective February 28, 2026, the Fund changed its principal investment strategies to reflect the utilization of trend-following and macro trading approaches, and to add exposure to certain crypto assets. Consequently, performance during periods prior to February 28, 2026, does not reflect the Fund’s current investment strategies, and the Fund’s performance may have differed if the Fund’s current investment strategies had been in place. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website https://www.mast-funds.com/, or by calling the Fund at 1-833-829-0010.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, and the Credit Suisse Managed Futures Liquid Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for the Fund – Class A Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	13.44%	Quarter Ended 3/31/2022
Lowest Calendar Quarter Return at NAV	(12.81)%	Quarter Ended 6/30/2025

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	13.44%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(12.81%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A – Return Before Taxes	(10.59)%	0.48%	(0.32)%
Class A – Return After Taxes on Distributions*	(11.17)%	(1.53)%	(1.47)%
Class A – Return After Taxes on Distributions and Sale of Fund Shares*	(5.86)%	(0.15)%	(0.55)%
Class C – Return Before Taxes	(6.28)%	0.83%	(0.53)%
Class I – Return Before Taxes	(5.22)%	1.84%	0.46%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.17%	(2.15)%	1.26%
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)	(4.04)%	2.24%	0.55%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.mast-funds.com
Performance Availability Phone [Text]	1-833-829-0010
Mast Multialternative Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, and the ICE BofA US 3-Month Treasury Bill Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website https://www.mast-funds.com/, or by calling the Fund at 1-833-829-0010.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, and the ICE BofA US 3-Month Treasury Bill Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for the Fund – Class A Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	4.69%	Quarter Ended 3/31/2021
Lowest Calendar Quarter Return at NAV	(3.82)%	Quarter Ended 12/31/2018

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	4.69%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(3.82%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A – Return Before Taxes	(4.57)%	2.56%	2.40%
Class A – Return After Taxes on Distributions*	(4.81)%	0.89%	0.55%
Class A – Return After Taxes on Distributions and Sale of Fund Shares*	(2.53)%	1.29%	1.05%
Class I – Return Before Taxes	0.97%	3.92%	3.22%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.21%	3.19%	2.19%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.mast-funds.com
Performance Availability Phone [Text]	1-833-829-0010